Summary of Significant Accounting Policies - Allowance For Credit Losses (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Accounting Policies [Abstract]
Balance at December 31, 2016	$ 1,311,983
Provision for additional losses	51,799
Balance at June 30, 2017	$ 1,363,782